Income Taxes	6 Months Ended
Jun. 30, 2018
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Income Taxes
9.	INCOME TAXES

Income taxes recognized in the income statement can be detailed as follows:

For the six-month period ended 30 June Million US dollar	2018	2017
Current tax expense
Current year	(1 556)	(706)
Deferred tax (expense)/income	120	(288)

Total income tax expense in the income statement	(1 436)	(994)

The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

For the six-month period ended 30 June Million US dollar	2018	2017
Profit before tax	5 031	4 566
Deduct share of result of associates and joint ventures	93	124

Profit before tax and before share of result of associates and joint ventures	4 938	4 442

Adjustments on taxable basis
Foreign source income	0	(337)
Government incentives	(354)	(336)
Expenses not deductible for tax purposes	1 590	811
Other non-taxable income	(478)	(121)

	5 696	4 459
Aggregated weighted nominal tax rate	26.9%	27.5%

Tax at aggregated weighted nominal tax rate	(1 532)	(1 225)

Adjustments on tax expense
Utilization of tax losses not previously recognized	119	28
Recognition of deferred taxes assets on previous years’ tax losses	42	—
Write-down of deferred tax assets on tax losses and current year losses for which no deferred tax asset is recognized	(149)	(142)
(Underprovided)/overprovided in prior years	(34)	137
Deductions from interest on equity	215	222
Deductions from goodwill	7	28
Other tax deductions	196	111
Change in tax rate	11	—
Withholding taxes	(227)	(136)
Other tax adjustments	(83)	(16)

	(1 436)	(994)
Effective tax rate	29.1%	22.4%

The total income tax expense for the six-month period ended 30 June 2018 amounts to 1 436m US dollar compared to 994m US dollar for the same period in 2017. The effective tax rate increased from 22.4% for the six-month period ended 30 June 2017 to 29.1% for the six-month period ended 30 June 2018, mainly due to country mix, with profit growth in higher taxed jurisdiction as well as additional exceptional net finance cost that do not attract tax deductions and changes in tax legislations in some countries resulting in additional non-deductible expenses in 2018.

The company benefits from tax exempted income and tax credits which are expected to continue in the future. The company does not have significant benefits coming from low tax rates in any particular jurisdiction.